FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Disclosure of financial assets
The following tables list the company’s financial instruments by their respective classification as at December 31, 2020 and 2019:

AS AT DEC. 31, 2020 (MILLIONS)	Fair Value Through Profit or Loss	Fair Value Through OCI	Amortized Cost	Total
Financial assets[1]
Cash and cash equivalents	$—	$—	$9,933	$9,933
Other financial assets
Government bonds	356	2,295	—	2,651
Corporate bonds	1,094	2,148	357	3,599
Fixed income securities and other	1,079	1,191	—	2,270
Common shares and warrants	3,287	3,227	—	6,514
Loans and notes receivable[2]	110	—	2,586	2,696
	5,926	8,861	2,943	17,730
Accounts receivable and other[3]	1,766	—	11,906	13,672
	$7,692	$8,861	$24,782	$41,335
Financial liabilities
Corporate borrowings	$—	$—	$9,077	$9,077
Non-recourse borrowings of managed entities
Property-specific borrowings	—	—	128,556	128,556
Subsidiary borrowings	—	—	10,768	10,768
	—	—	139,324	139,324
Accounts payable and other[2]	5,889	—	35,228	41,117
Subsidiary equity obligations	1,457	—	2,242	3,699
	$7,346	$—	$185,871	$193,217
1.Financial assets include $9.7 billion of assets pledged as collateral.
2.Includes a shareholder loan of $500 million receivable from our U.S. gas pipeline.
3.Includes derivative instruments which are elected for hedge accounting, totaling $888 million included in accounts receivable and other and $2.4 billion included in accounts payable and other, for which changes in fair value are recorded in other comprehensive income.

AS AT DEC. 31, 2019 (MILLIONS)	Fair Value Through Profit or Loss	Fair Value Through OCI	Amortized Cost	Total
Financial assets[1]
Cash and cash equivalents	$—	$—	$6,778	$6,778
Other financial assets
Government bonds	156	2,247	—	2,403
Corporate bonds	1,118	1,839	310	3,267
Fixed income securities and other	1,131	619	—	1,750
Common shares and warrants	1,791	1,398	—	3,189
Loans and notes receivable[2]	55	—	1,804	1,859
	4,251	6,103	2,114	12,468
Accounts receivable and other[3]	1,957	—	12,078	14,035
	$6,208	$6,103	$20,970	$33,281
Financial liabilities
Corporate borrowings	$—	$—	$7,083	$7,083
Non-recourse borrowings of managed entities
Property-specific borrowings	—	—	127,869	127,869
Subsidiary borrowings	—	—	8,423	8,423
	—	—	136,292	136,292
Accounts payable and other[2]	4,528	—	32,196	36,724
Subsidiary equity obligations	1,896	—	2,236	4,132
	$6,424	$—	$177,807	$184,231
1.Financial assets include $7.0 billion of assets pledged as collateral.
2.Includes a shareholder loan of $500 million receivable from our U.S. gas pipeline.
3.Includes derivative instruments which are elected for hedge accounting, totaling $950 million included in accounts receivable and other and $1.3 billion included in accounts payable and other, for which changes in fair value are recorded in other comprehensive income.
The current and non-current balances of other financial assets are as follows:

AS AT DEC. 31 (MILLIONS)	2020	2019
Current	$5,483	$3,605
Non-current	12,247	8,863
Total	$17,730	$12,468

Disclosure of financial liabilities
The following tables list the company’s financial instruments by their respective classification as at December 31, 2020 and 2019:

AS AT DEC. 31, 2020 (MILLIONS)	Fair Value Through Profit or Loss	Fair Value Through OCI	Amortized Cost	Total
Financial assets[1]
Cash and cash equivalents	$—	$—	$9,933	$9,933
Other financial assets
Government bonds	356	2,295	—	2,651
Corporate bonds	1,094	2,148	357	3,599
Fixed income securities and other	1,079	1,191	—	2,270
Common shares and warrants	3,287	3,227	—	6,514
Loans and notes receivable[2]	110	—	2,586	2,696
	5,926	8,861	2,943	17,730
Accounts receivable and other[3]	1,766	—	11,906	13,672
	$7,692	$8,861	$24,782	$41,335
Financial liabilities
Corporate borrowings	$—	$—	$9,077	$9,077
Non-recourse borrowings of managed entities
Property-specific borrowings	—	—	128,556	128,556
Subsidiary borrowings	—	—	10,768	10,768
	—	—	139,324	139,324
Accounts payable and other[2]	5,889	—	35,228	41,117
Subsidiary equity obligations	1,457	—	2,242	3,699
	$7,346	$—	$185,871	$193,217
1.Financial assets include $9.7 billion of assets pledged as collateral.
2.Includes a shareholder loan of $500 million receivable from our U.S. gas pipeline.
3.Includes derivative instruments which are elected for hedge accounting, totaling $888 million included in accounts receivable and other and $2.4 billion included in accounts payable and other, for which changes in fair value are recorded in other comprehensive income.

AS AT DEC. 31, 2019 (MILLIONS)	Fair Value Through Profit or Loss	Fair Value Through OCI	Amortized Cost	Total
Financial assets[1]
Cash and cash equivalents	$—	$—	$6,778	$6,778
Other financial assets
Government bonds	156	2,247	—	2,403
Corporate bonds	1,118	1,839	310	3,267
Fixed income securities and other	1,131	619	—	1,750
Common shares and warrants	1,791	1,398	—	3,189
Loans and notes receivable[2]	55	—	1,804	1,859
	4,251	6,103	2,114	12,468
Accounts receivable and other[3]	1,957	—	12,078	14,035
	$6,208	$6,103	$20,970	$33,281
Financial liabilities
Corporate borrowings	$—	$—	$7,083	$7,083
Non-recourse borrowings of managed entities
Property-specific borrowings	—	—	127,869	127,869
Subsidiary borrowings	—	—	8,423	8,423
	—	—	136,292	136,292
Accounts payable and other[2]	4,528	—	32,196	36,724
Subsidiary equity obligations	1,896	—	2,236	4,132
	$6,424	$—	$177,807	$184,231
1.Financial assets include $7.0 billion of assets pledged as collateral.
2.Includes a shareholder loan of $500 million receivable from our U.S. gas pipeline.
3.Includes derivative instruments which are elected for hedge accounting, totaling $950 million included in accounts receivable and other and $1.3 billion included in accounts payable and other, for which changes in fair value are recorded in other comprehensive income.
The following table presents the changes in the balance of financial assets and liabilities classified as Level 3 for the years ended December 31, 2020 and 2019:

	2020		2019
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	Financial Assets	Financial Liabilities	Financial Assets	Financial Liabilities
Balance, beginning of year	$1,780	$2,542	$795	$2,299
Fair value changes in net income	(92)	(111)	278	(27)
Fair value changes in other comprehensive income[1]	15	4	(10)	6
Additions, net of disposals	666	(331)	717	264
Balance, end of year	$2,369	$2,104	$1,780	$2,542
1.Includes foreign currency translation.
The following table categorizes liabilities measured at amortized cost, but for which fair values are disclosed based upon the fair value hierarchy levels:

	2020			2019
AS AT DEC. 31, 2020 (MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Corporate borrowings	$10,443	$97	$—	$7,841	$92	$—
Property-specific borrowings	3,406	57,927	69,766	6,467	52,386	70,875
Subsidiary borrowings	7,825	3	3,257	6,111	299	2,222
Subsidiary equity obligations	—	73	2,169	—	73	2,170
Fair values of Level 2 and Level 3 liabilities measured at amortized cost but for which fair values are disclosed are determined using valuation techniques such as adjusted public pricing and discounted cash flows.
Disclosure of fair value of financial instruments [text block]
The following table lists the company’s financial instruments by their respective classification as at December 31, 2020 and December 31, 2019:

	2020		2019
AS AT DEC. 31 (MILLIONS)	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$9,933	$9,933	$6,778	$6,778
Other financial assets
Government bonds	2,651	2,651	2,403	2,403
Corporate bonds	3,599	3,599	3,267	3,267
Fixed income securities and other	2,270	2,270	1,750	1,750
Common shares and warrants	6,514	6,514	3,189	3,189
Loans and notes receivable	2,696	2,696	1,859	1,859
	17,730	17,730	12,468	12,468
Accounts receivable and other	13,672	13,672	14,035	14,035
	$41,335	$41,335	$33,281	$33,281
Financial liabilities
Corporate borrowings	$9,077	$10,540	$7,083	$7,933
Non-recourse borrowings of managed entities
Property-specific borrowings	128,556	131,099	127,869	129,728
Subsidiary borrowings	10,768	11,085	8,423	8,632
	139,324	142,184	136,292	138,360
Accounts payable and other	41,117	41,117	36,724	36,724
Subsidiary equity obligations	3,699	3,699	4,132	4,139
	$193,217	$197,540	$184,231	$187,156

Carrying and fair values of financial assets
The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the fair value hierarchy levels:

	2020			2019
AS AT DEC. 31 (MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Other financial assets
Government bonds	$7	$2,644	$—	$—	$2,403	$—
Corporate bonds	192	2,764	286	—	2,682	275
Fixed income securities and other	867	912	491	419	851	480
Common shares and warrants	4,548	577	1,389	1,966	421	802
Loans and notes receivables	—	42	68	—	51	4
Accounts receivable and other	50	1,581	135	1	1,737	219
	$5,664	$8,520	$2,369	$2,386	$8,145	$1,780
Financial liabilities
Accounts payable and other	$75	$5,090	$724	$93	$3,749	$686
Subsidiary equity obligations	—	77	1,380	—	40	1,856
	$75	$5,167	$2,104	$93	$3,789	$2,542
The following table presents our investment properties measured at fair value:

AS AT DEC. 31 (MILLIONS)	2020	2019
Core office
United States	$15,093	$15,748
Canada	5,102	4,806
Australia	2,731	2,300
Europe	2,699	2,867
Brazil	309	361
Core retail	20,324	21,561
LP investments and other
LP investments office	8,727	8,756
LP investments retail	2,538	2,812
Logistics	—	94
Multifamily	2,442	2,937
Triple net lease	3,719	4,508
Self-storage	—	1,007
Student housing	2,962	2,605
Manufactured housing	2,784	2,446
Mixed-use	3,096	2,703
Directly held real estate properties	22,350	19,814
Other investment properties	1,906	1,361
	$96,782	$96,686

Carrying and fair values of financial liabilities
The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the fair value hierarchy levels:

	2020			2019
AS AT DEC. 31 (MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Other financial assets
Government bonds	$7	$2,644	$—	$—	$2,403	$—
Corporate bonds	192	2,764	286	—	2,682	275
Fixed income securities and other	867	912	491	419	851	480
Common shares and warrants	4,548	577	1,389	1,966	421	802
Loans and notes receivables	—	42	68	—	51	4
Accounts receivable and other	50	1,581	135	1	1,737	219
	$5,664	$8,520	$2,369	$2,386	$8,145	$1,780
Financial liabilities
Accounts payable and other	$75	$5,090	$724	$93	$3,749	$686
Subsidiary equity obligations	—	77	1,380	—	40	1,856
	$75	$5,167	$2,104	$93	$3,789	$2,542

Description of valuation techniques used in fair value measurement, assets
The following table summarizes the valuation techniques and key inputs used in the fair value measurement of Level 2 financial instruments:

(MILLIONS) Type of Asset/Liability	Carrying Value Dec. 31, 2020	Valuation Techniques and Key Inputs
Derivative assets/Derivative liabilities (accounts receivable/accounts payable)	$1,581	/	Foreign currency forward contracts – discounted cash flow model – forward exchange rates (from observable forward exchange rates at the end of the reporting period) and discounted at credit adjusted rate

Interest rate contracts – discounted cash flow model – forward interest rates (from observable yield curves) and applicable credit spreads discounted at a credit adjusted rate

		Energy derivatives – quoted market prices, or in their absence internal valuation models, corroborated with observable market data
	(5,090)
Other financial assets	6,939	Valuation models based on observable market data
Redeemable fund units (subsidiary equity obligations)	(77)	Aggregated market prices of underlying investments

Schedule of significant unobservable inputs used and change in balance of financial assets
The following table summarizes the valuation techniques and significant unobservable inputs used in the fair value measurement of Level 3 financial instruments:

(MILLIONS) Type of Asset/Liability	Carrying Value Dec. 31, 2020		Valuation Techniques	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value
Fixed income securities and other	$491		Discounted cash flows	• Future cash flows	•Increases (decreases) in future cash flows increase (decrease) fair value
				• Discount rate	•Increases (decreases) in discount rate decrease (increase) fair value
Corporate bonds	286		Discounted cash flows	• Future cash flows	•Increases (decreases) in future cash flows increase (decrease) fair value
				• Discount rate	•Increases (decreases) in discount rate decrease (increase) fair value
Common shares and warrants	1,389		Discounted cash flows	• Future cash flows	•Increases (decreases) in future cash flows increase (decrease) fair value
				• Discount rate	•Increases (decreases) in discount rate decrease (increase) fair value
			Black-Scholes model	• Volatility	•Increases (decreases) in volatility increase (decreases) fair value
				• Term to maturity	•Increases (decreases) in term to maturity increase (decrease) fair value
Limited-life funds (subsidiary equity obligations)	(1,380)		Discounted cash flows	• Future cash flows	•Increases (decreases) in future cash flows increase (decrease) fair value
				• Discount rate	•Increases (decreases) in discount rate decrease (increase) fair value
				• Terminal capitalization rate	•Increases (decreases) in terminal capitalization rate decrease (increase) fair value
				• Investment horizon	•Increases (decreases) in the investment horizon decrease (increase) fair value
Derivative assets/Derivative liabilities (accounts receivable/payable)	135	/	Discounted cash flows	• Future cash flows	•Increases (decreases) in future cash flows increase (decrease) fair value
	(724)
				• Discount rate	•Increases (decreases) in discount rate decrease (increase) fair value
The significant unobservable inputs (Level 3) included in the discounted cash flow models used when determining the fair value of standing timber and agricultural assets include:

Valuation Techniques	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value	Mitigating Factors
Discounted cash flow analysis	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value	• Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in fair value from cash flows
	• Timber / agricultural prices	• Increases (decreases) in price increase (decrease) fair value	• Increases (decreases) in price tend to be accompanied by increases (decreases) in discount rates that may offset changes in fair value from price
	• Discount rate /terminal capitalization rate	• Increases (decreases) in discount rate or terminal capitalization rate decrease (increase) fair value	• Decreases (increases) in discount rates or terminal capitalization rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from rates
	• Exit Date	• Increases (decreases) in exit date decrease (increase) fair value	• Increases (decreases) in the exit date tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year
Significant unobservable inputs (Level 3) are utilized when determining the fair value of investment properties. The significant Level 3 inputs include:

Valuation Technique	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value	Mitigating Factors
Discounted cash flow analysis[1]	• Future cash flows – primarily driven by net operating income	• Increases (decreases) in future cash flows increase (decrease) fair value	• Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in fair value from cash flows
	• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value	• Increases (decreases) in discount rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from discount rates
	• Terminal capitalization rate	• Increases (decreases) in terminal capitalization rate decrease (increase) fair value	• Increases (decreases) in terminal capitalization rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from terminal capitalization rates
	• Investment horizon	• Increases (decreases) in the investment horizon decrease (increase) fair value	• Increases (decreases) in the investment horizon tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year
1.Certain investment properties are valued using the direct capitalization method instead of a discounted cash flow model. Under the direct capitalization method, a capitalization rate is applied to estimated current year cash flows.
The following table summarizes the key valuation metrics of the company’s investment properties:

	2020			2019
AS AT DEC. 31	Discount Rate	Terminal Capitalization Rate	Investment Horizon (years)	Discount Rate	Terminal Capitalization Rate	Investment Horizon (years)
Core office
United States	6.9%	5.6%	12	7.0%	5.6%	12
Canada	5.9%	5.2%	10	5.9%	5.2%	10
Australia	6.6%	5.7%	10	6.8%	5.9%	10
Europe	5.2%	3.8%	10	4.6%	4.1%	11
Brazil	7.6%	7.0%	10	7.9%	7.4%	10
Core retail	7.0%	5.3%	10	6.7%	5.4%	10
LP investments and other
LP investments office	9.7%	7.2%	7	10.0%	7.3%	7
LP investments retail	8.7%	7.0%	10	8.8%	7.3%	10
Mixed-use	7.3%	5.2%	10	7.6%	5.4%	10
Logistics[1]	—%	n/a	n/a	5.8%	n/a	n/a
Multifamily[1]	4.9%	n/a	n/a	5.1%	n/a	n/a
Triple net lease[1]	6.2%	n/a	n/a	6.3%	n/a	n/a
Self-storage[1]	—%	n/a	n/a	5.6%	n/a	n/a
Student housing[1]	4.9%	n/a	n/a	5.8%	n/a	n/a
Manufactured housing[1]	4.8%	n/a	n/a	5.5%	n/a	n/a
Directly held real estate properties[2]	5.1 – 9.3%	5.4%	19	5.2 – 9.2%	6.1%	19
Other investment properties[1,3]	5.0 – 8.7%	n/a	n/a	8.9%	n/a	n/a
1.Logistics, multifamily, triple net lease, self-storage, student housing, manufactured housing and other investment properties are valued using the direct capitalization method. The rates presented as the discount rate represent the overall implied capitalization rate. The terminal capitalization rate and the investment horizon are not applicable.
2.We use either the discounted cash flow or the direct capitalization method when valuing our directly held real estate properties. The rates presented as the discount rate represent the overall implied capitalization rates for investment properties that are valued using the direct capitalization approach.
3.Other investment properties include
Key valuation metrics of the company’s hydroelectric, wind and solar generating facilities at the end of 2020 and 2019 are summarized below.

	North America		Brazil		Colombia		Europe
AS AT DEC. 31	2020	2019	2020	2019	2020	2019	2020	2019
Discount rate
Contracted	4.1 – 4.5%	4.6 – 4.9%	7.3%	8.2%	8.1%	9.0%	3.0 – 3.6%	3.5 – 4.0%
Uncontracted	5.6 – 6.0%	6.1 – 6.4%	8.6%	9.5%	9.4%	10.3%	3.6 – 4.7%	4.0 – 5.3%
Terminal capitalization rate[1]	5.8 – 6.2%	6.2 – 6.7%	n/a	n/a	8.9%	9.8%	n/a	n/a
Exit date	2041	2040	2048	2047	2040	2039	2035	2035
1.    Terminal capitalization rate applies only to hydroelectric assets in North America and Colombia.
Key valuation metrics of the company’s utilities, transport, midstream, data and sustainable resources assets at the end of 2020 and 2019 are summarized below.

	Utilities		Transport		Midstream		Sustainable Resources
AS AT DEC. 31	2020	2019	2020	2019	2020	2019	2020	2019
Discount rates	7 – 14%	7 – 14%	7 – 13%	7 – 13%	15%	15%	6%	5 – 10%
Terminal capitalization multiples	7x – 23x	8x – 21x	9x – 14x	9x – 14x	10x	10x	6x	5x – 10x
Investment horizon/Exit date (years)	10	10 – 20	10	10 – 20	5 – 10	5 – 10	10	3 – 21
We use a discounted cash flow valuation to determine the recoverable amount and consider the following significant unobservable inputs as part of our valuation:

Valuation Technique	Significant Unobservable Input(s)	Relationship of Unobservable Input(s) to Fair Value	Mitigating Factor(s)
Discounted cash flow models	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) the recoverable amount	• Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in recoverable amounts from cash flows
	• Discount rate	• Increases (decreases) in discount rate decrease (increase) the recoverable amount	• Increases (decreases) in discount rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in recoverable amounts from discount rates
	• Terminal capitalization rate	• Increases (decreases) in terminal capitalization rate decrease (increase) the recoverable amount	• Increases (decreases) in terminal capitalization rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in recoverable amounts from terminal capitalization rates
	• Exit date	• Increases (decreases) in the exit date decrease (increase) the recoverable amount	• Increases (decreases) in the exit date tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year
The recoverable amounts used in goodwill impairment testing are calculated using discounted cash flow models based on the following significant unobservable inputs:

Valuation Technique	Significant Unobservable Input(s)	Relationship of Unobservable Input(s) to Fair Value	Mitigating Factor(s)
Discounted cash flow models	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) the recoverable amount	• Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in recoverable amounts from cash flows
	• Discount rate	• Increases (decreases) in discount rate decrease (increase) the recoverable amount	• Increases (decreases) in discount rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in recoverable amounts from discount rates
	• Terminal capitalization rate/multiple	• Increases (decreases) in terminal capitalization rate/multiple decrease (increase) the recoverable amount
•    Increases (decreases) in terminal capitalization rates/multiple tend to be accompanied by increases (decreases) in cash flows that may offset changes in recoverable amounts from terminal capitalization rates

	• Exit date/terminal year of cash flows	• Increases (decreases) in the exit date/terminal year of cash flows decrease (increase) the recoverable amount
•    Increases (decreases) in the exit date/terminal year of cash flows tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year

Schedule of significant unobservable inputs used and change in balance of financial liabilities
The following table summarizes the valuation techniques and significant unobservable inputs used in the fair value measurement of Level 3 financial instruments:

(MILLIONS) Type of Asset/Liability	Carrying Value Dec. 31, 2020		Valuation Techniques	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value
Fixed income securities and other	$491		Discounted cash flows	• Future cash flows	•Increases (decreases) in future cash flows increase (decrease) fair value
				• Discount rate	•Increases (decreases) in discount rate decrease (increase) fair value
Corporate bonds	286		Discounted cash flows	• Future cash flows	•Increases (decreases) in future cash flows increase (decrease) fair value
				• Discount rate	•Increases (decreases) in discount rate decrease (increase) fair value
Common shares and warrants	1,389		Discounted cash flows	• Future cash flows	•Increases (decreases) in future cash flows increase (decrease) fair value
				• Discount rate	•Increases (decreases) in discount rate decrease (increase) fair value
			Black-Scholes model	• Volatility	•Increases (decreases) in volatility increase (decreases) fair value
				• Term to maturity	•Increases (decreases) in term to maturity increase (decrease) fair value
Limited-life funds (subsidiary equity obligations)	(1,380)		Discounted cash flows	• Future cash flows	•Increases (decreases) in future cash flows increase (decrease) fair value
				• Discount rate	•Increases (decreases) in discount rate decrease (increase) fair value
				• Terminal capitalization rate	•Increases (decreases) in terminal capitalization rate decrease (increase) fair value
				• Investment horizon	•Increases (decreases) in the investment horizon decrease (increase) fair value
Derivative assets/Derivative liabilities (accounts receivable/payable)	135	/	Discounted cash flows	• Future cash flows	•Increases (decreases) in future cash flows increase (decrease) fair value
	(724)
				• Discount rate	•Increases (decreases) in discount rate decrease (increase) fair value